UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2 - AMENDED
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.    Name and address of issuer: UBS Financial Services Inc.
                                  1000 Harbor Blvd.
                                  Weehawken, New Jersey  07086

2.    The name of each series or class of securities for which
 this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do
 not list series or classes):     [x]

      Equity Opportunity Trust
      Value Select Ten Series 2005F

3.    Investment Company Act File Number:   811-3722

      Securities Act File Number:  333-126176

4(a). Last day of fiscal year for which this Form is filed:
12/31/05

4(b). [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):
                                                      $5,763,797

     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:
                                             $270,820

     (iii)Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not previously
          used to reduce registration fees payable to the
          Commission:                        $0

     (iv) Total available redemption credits [add Items 5(ii)
          and 5(iii)]:                                $270,820

     (v)  Net sales -- If Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:       $5,492,977

     (vi) Redemption credits available for use in future years
          -- If Item 5(i) is less than Item 5(iv)  [subtract Item
          5(iv) from Item 5(i)]:             ($0)

     (vii) Multiplier for determining registration fee (See
           Instruction C.9):                          x.000107

     (viii) Registration fee due [multiply Item 5(v) by Item
           5(vii)] (enter "0" If no fee is due):      = $587.75

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.   Interest due -- if this Form is being filed more than 90 days
     after the end of the issuer's fiscal year:       +$0

8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:         =$587.75*
	*This amount was already paid with a filing made on 3/24/06 under accession number 0001259465-06-000072

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 03/08/06

          Method of Delivery:

                    [x] Wire Transfer
                    [ ] Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/   RICHARD STEWART
                                  Richard Stewart
                                  Director

Date:  March 24, 2006